INCOME TAXES - Schedule of Income Tax Expense benefit (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
INCOME TAXES
Current income tax (expense) benefit	¥ 3,449		¥ 1,872	¥ 3,796
Deferred income tax (expense) benefit	28,043	$ 3,842	(9,844)	(18,300)
Total	¥ 31,492	$ 4,314	¥ (7,972)	¥ (14,504)